Income Taxes (Tables)	3 Months Ended
Dec. 27, 2013
Income Tax Disclosure [Abstract]
Disclosure of income tax examinations
Open tax years in significant jurisdictions are as follows:

Jurisdiction (1)	Years Open To Audit
Australia	2004-2013
Canada	2005-2013
Germany	2005-2013
Switzerland	2004-2013
United Kingdom	2011-2013
United States	1997-2013

Summary of net receivables and liabilities related to the 2012 and 2007 Tax Sharing Agreements
The receivables and liabilities related to the 2012 and 2007 Tax Sharing Agreements as of December 27, 2013 and September 27, 2013, are as follows ($ in millions):

	2012 Tax Sharing Agreement		2007 Tax Sharing Agreement
	As of		As of
	December 27, 2013	September 27, 2013	December 27, 2013	September 27, 2013
Net receivable:
Other assets	—	—	68	67
	—	—	68	67
Tax sharing agreement related liabilities
Accrued and other current liabilities	(33)	(33)	(130)	(130)
Other liabilities	(36)	(36)	(254)	(254)
	(69)	(69)	(384)	(384)
Net liability	$(69)	$(69)	$(316)	$(317)

Income (loss) in conjunction with Tax Sharing Agreements
Tyco recorded a loss in conjunction with the 2012 Tax Sharing Agreement within Other expense, net in the Consolidated Statements of Operations for the quarters ended December 27, 2013 and December 28, 2012 as follows ($ in millions):

	For the Quarters Ended
	December 27, 2013	December 28, 2012
Income (loss)
2012 Tax Sharing Agreement	$(2)	$(10)